UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Courage Miller Partners, LLC
       101 W. Main Street, Suite 720
       Norfolk, Virginia 23510

Form 13F File Number:  28-14916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey Miller
Title: Member
Phone: 757-390-3100

Signature, Place, and Date of Signing:

  Jeffrey Miller           Norfolk, Virginia          May 7, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Correction of values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               42
                                                  -----------------------

Form 13F Information Table Value Total:           106528 (x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc                            STOCK   37833100         296      493SH               SOLE                                493
Central Fd of Canada Ltd             CL A   153501101        1556    70916SH               SOLE                              70916
Schwab Intl Small Cap Eqty           ETF    808524888        3823   144789SH               SOLE                             144789
Schwab Short Term US Treas           ETF    808524862        4595    91153SH               SOLE                              91153
CurrencyShares Jap Yen Trst          ETF    23130A102        1507    12693SH               SOLE                              12693
CurrencyShares Swiss Franc Trst      ETF    23129V109        1588    14539SH               SOLE                              14539
Diamonds TRUST series 1              ETF    252787106         220     1666SH               SOLE                               1666
iShares 1-3 Year Credit Bd Fd        ETF    464288646        8045    76556SH               SOLE                              76556
iShares Barclays Aggr Bd Fd          ETF    464287226        6689    60896SH               SOLE                              60896
iShares Barclays Intrmd Crd Bd Fd    ETF    464288638        6331    58163SH               SOLE                              58163
iShares CohenSteer Rlty Maj Idx Fd   ETF    464287564        2244    29292SH               SOLE                              29292
iShares FTSE NAREIT RdtlPlusCapIdx   ETF    464288562        2152    46382SH               SOLE                              46382
iShares Gold Trust                   ETF    464285105        4261   261913SH               SOLE                             261913
iShares Morningstr Lrg Grwth Idx Fd  ETF    464287119        3237    41964SH               SOLE                              41964
iShares Morningstr Lrg Val Idx Fd    ETF    464288109        2942    46537SH               SOLE                              46537
iShares Morningstr Mid Grwth Idx Fd  ETF    464288307        2624    24400SH               SOLE                              24400
iShares Morningstr Mid Val Idx Fd    ETF    464288406        2577    32150SH               SOLE                              32150
iShares Morningstr Sm Grwth Idx Fd   ETF    464288604        2159    23039SH               SOLE                              23039
iShares Morningstr Sm Val Idx Fd     ETF    464288703        2148    24511SH               SOLE                              24511
iShares S&P 500 Growth Index         ETF    464287309        2446    32454SH               SOLE                              32454
iShares S&P 500 Value Index          ETF    464287408        2426    37370SH               SOLE                              37370
iShares S&P Aggressive               ETF    464289859         322     8834SH               SOLE                               8834
iShares S&P MidCap 400 Grwth Idx     ETF    464287606        2322    20653SH               SOLE                              20653
iShares S&P MidCap 400 Val IDX       ETF    464287705        2298    26914SH               SOLE                              26914
iShares S&P NAmer Nat Res Sc Idx Fd  ETF    464287374        1947    49400SH               SOLE                              49400
iShares S&P  Smallcap 600 Growth     ETF    464287887        2636    31917SH               SOLE                              31917
iShares S&P  Smallcap 600 Val Idx    ETF    464287879        2616    33306SH               SOLE                              33306
iShares Silver Trust                 ETF    46428Q109        2050    65335SH               SOLE                              65335
iShares Tr Lehman Tips               ETF    464287176        1283    10903SH               SOLE                              10903
iShares Tr S&P Citigroup             ETF    464288125         248     2502SH               SOLE                               2502
iShares TRUST                        ETF    464288513         352     3875SH               SOLE                               3875
PIMCO 1-5 Year US TIPS Idx Fd        ETF    72201R205        5775   106835SH               SOLE                             106835
Powershare Qqq TRUST Ser             ETF    73935A104         203     3001SH               SOLE                               3001
Rydex CurrencyShares Euro Curr       ETF    23130C108        1560    11759SH               SOLE                              11759
SPDR Barclays Cap Sh Term Int Tr Bd  ETF    78464A334        4431   121109SH               SOLE                             121109
Vanguard Extend Mkt Idx              ETF    922908652        2023    34100SH               SOLE                              34100
Vanguard FTSE All Wrld EX US Idx Fd  ETF    922042775        4880   110375SH               SOLE                             110375
Vanguard Large Cap ETF               ETF    922908637        2237    34720SH               SOLE                              34720
Vanguard MSCI Emerg Mkts  ETF        ETF    922042858        2235    51434SH               SOLE                              51434
Vanguard Pacific Stock Idx Fd        ETF    922042866        1344    25306SH               SOLE                              25306
Vanguard Total Stock Mrkt            ETF    922908769         420     5811SH               SOLE                               5811
Wisdom Tree Emerging Curr Fd         ETF    97717W133        1480    70725SH               SOLE                              70725

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